Property, plant and equipment - Narrative (Details) - EUR (€) € in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2024	Jan. 01, 2023
Detail information about property plant and equipment [Line Items]
Disposals, property, plant and equipment			€ 63
Property, plant and equipment	€ 772	€ 772	594
Assets classified as held for sale [Member]
Detail information about property plant and equipment [Line Items]
Property, plant and equipment		39
Gross carrying amount [member]
Detail information about property plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment	318	318	215
Cash flows due to property plant and equipment additions		(282)	(158)
Disposals, property, plant and equipment		77	63
Property, plant and equipment	€ 1,377		1,124	€ 1,124	€ 969
Construction division [Member]
Detail information about property plant and equipment [Line Items]
Disposals, property, plant and equipment		(64)
Construction division [Member] | Gross carrying amount [member]
Detail information about property plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment		117	103
Disposals, property, plant and equipment			(52)
Property, plant and equipment		144	191
Energy and mobility infrastructures division [Member] | Gross carrying amount [member]
Detail information about property plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment		€ 107	€ 102